                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment [ ]              Amendment Number: _________
   This Amendment (Check only one): [ ]  is a restatement
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ESL Investments, Inc.
Address: 1170 Kane Concourse, Suite 200
         Bay Harbor, FL 33154

Form 13F File Number: 28-11470

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Edward S. Lampert
Title: Chief Executive Officer
Phone: (786) 923-5961

Signature, Place, and Date of Signing:

/s/ Edward S. Lampert               Bay Harbor, FL           August 14, 2012
---------------------               --------------           ---------------
     (Signature)                     (City, State)                (Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[X] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other  Managers Reporting for this Manager:

Form 13F File Number                   Name
28-2610                                RBS Partners, L.P.